Provisions - Parenthetical Information Note 29 Provisions (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Civil litigation matters [Abstract]
Provisions	€ 500	€ 400
Aggregate future loss, more than remote but less than probable	2,000	2,100
Regulatory enforcement matters [Abstract]
Provisions	400	500
Aggregate future loss, more than remote but less than probable	100	€ 200
BGH judgment (Voidness of certain clauses used in the Banks General Terms and Conditions) [Abstract]
Civil litigation class provision	€ 130